Fair Value Measurements (Tables)	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy
	June 30, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,833	$7,833	$—	$—
Total assets	$7,833	$7,833	$—	$—

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—
Total assets	$7,205	$7,205	$—	$—

	December 31, 2020
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$7,205	$7,205	$—	$—
Total assets	$7,205	$7,205	$—	$—
Liabilities
Warrant liability	$—	$—	$—	$—
Derivative liability	—	—	—	—
Total liabilities	$—	$—	$—	$—

	December 31, 2019
(in thousands)	Total	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$1,628	$1,628	$—	$—
Total Assets	$1,628	$1,628	$—	$—
Liabilities
Warrant liability	$551	$—	$—	$551
Derivative liability	65,006	—	—	65,006
Total liabilities	$65,557	$—	$—	$65,557

Schedule of changes in the fair value of the Company’s warrant liability
Balance at December 31, 2018	$689
Change in fair value of warrants	(138)
Balance at December 31, 2019	$551
Change in fair value of warrants	(551)
Balance at December 31, 2020	$—

Schedule of changes in the fair value of the Company’s derivative liability
Balance at December 31, 2018	$50,020
2019 Notes issued	14,861
Change in fair value of derivative	125
Balance at December 31, 2019	$65,006
2020 Notes issued	1,334
Change in fair value of derivative	(66,340)
Balance at December 31, 2020	$—

Blue Water Acquisition Corp [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value hierarchy
Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,652,957	$-	$-

Liabilities:
Derivative warrant liabilities - public warrants	$4,082,500
Derivative warrant liabilities - private warrants	$-	$-	$3,169,395

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,650,048	$-	$-

Liabilities:
Warrant Liabilities – public warrants	$-	$-	$10,005,000
Warrant Liabilities – private warrants	$-	$-	$6,693,635

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$58,650,048	$-	$-

Liabilities:
Warrant Liabilities – public warrants	$10,005,000	$-	$-
Warrant Liabilities – private warrants	$-	$-	$6,693,635

Schedule of changes in the fair value of derivative warrant liabilities

Warrant liabilities at December 31, 2020	$16,698,635
Change in fair value of warrant liabilities	(11,150,880)
Transfer to level 1	(3,277,500)
Warrant liabilities at March 31, 2021	$2,270,255
Change in fair value of warrant liabilities	899,140
Warrant liabilities at June 30, 2021	$3,169,395

Warrant liabilities at May 22, 2020	$-
Issuance of Public and Private warrants	15,776,805
Change in fair value of warrant liabilities	921,830
Warrant liabilities at December 31, 2020	$16,698,635

Schedule of fair value measurements inputs
	As of June 30, 2021	As of December 31, 2020
Strike price	$11.50	$11.50
Contractual term (years)	5.0	5.8
Volatility	6.00%	10.00%
Risk-free interest rate	1.00%	0.48%
Dividend yield (per share)	0.0%	0.0%

	As of December 17, 2020	As of December 31, 2020
Exercise price	$11.50	$11.50
Contractual term (years)	5.9	$5.8
Volatility	10.00%	10.00%
Risk-free interest rate	0.50%	0.48%
Dividend yield (per share)	0.0%	$0.0%